INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 81,899,830
Amortization	(3,000,028)	$ (935,560)
Ending balance	151,364,023	81,899,830
Buy-out amount			$ 1,000,000
Buy-out and earn-out amount			$ 6,000,000
Borrowings costs, capitalized within intangible assets and property, plant and equipment	5,093,206	40,322
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 12.7)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Borrowings costs, capitalized within intangible assets and property, plant and equipment	778,697
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,039,713
Ending balance	7,631,036	3,039,713
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	73,324,410
Ending balance	138,510,358	73,324,410
Decrease through government assistance	2,373,217	4,474,977
Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,535,707
Ending balance	5,222,629	5,535,707
Payments for earn-out agreement	3,778,203	3,433,203
GROSS CARRYING AMOUNT
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	84,031,997	43,289,444
Additions, separately acquired	5,178,497	1,369,776
Additions, internally developed	71,590,428	39,456,916
Additions, borrowing costs	3,542,538	31,850
Foreign currency translation adjustment	8,066,129	115,989
Ending balance	156,277,331	84,031,997
GROSS CARRYING AMOUNT | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,217,288	2,152,616
Additions, separately acquired	5,178,497	1,369,776
Additions, internally developed	1,258,813	698,381
Additions, borrowing costs	0	0
Foreign currency translation adjustment	517,224	3,485
Ending balance	10,137,374	4,217,288
GROSS CARRYING AMOUNT | Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	74,279,002	35,672,946
Additions, separately acquired	0	0
Additions, internally developed	70,331,615	38,758,535
Additions, borrowing costs	3,542,538	31,850
Foreign currency translation adjustment	7,235,827	184,329
Ending balance	140,917,328	74,279,002
GROSS CARRYING AMOUNT | Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,535,707	5,463,882
Additions, separately acquired	0	0
Additions, internally developed	0	0
Additions, borrowing costs	0	0
Foreign currency translation adjustment	313,078	(71,825)
Ending balance	5,222,629	5,535,707
DEPRECIATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,132,167)	(1,198,601)
Amortization	3,000,028	935,560
Foreign currency translation adjustment	(218,887)	(1,994)
Ending balance	(4,913,308)	(2,132,167)
DEPRECIATION | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,177,575)	(539,821)
Amortization	1,451,393	640,321
Foreign currency translation adjustment	(122,630)	(2,567)
Ending balance	(2,506,338)	(1,177,575)
DEPRECIATION | Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(954,592)	(658,780)
Amortization	1,548,635	295,239
Foreign currency translation adjustment	(96,257)	573
Ending balance	(2,406,970)	(954,592)
DEPRECIATION | Dealership rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Amortization	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0